Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Working capital deficit	$ 6,097,404		$ 6,097,404		$ 3,622,091	$ 963,050
Accumulated deficit	(11,334,888)		(11,334,888)		(7,023,890)	(2,722,373)
Net loss	$ (1,501,257)	$ (783,047)	(4,310,998)	$ (3,143,601)	(4,301,517)	(1,800,268)
Cash flows for operating activities			$ (3,486,435)	$ (2,168,661)	(4,556,811)	(1,585,876)
Net loss					4,301,517	1,800,268
Operating activities					$ 4,556,811	$ 1,585,876